Condensed Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders equity:
Preferred stock, par value	$ 0	$ 0	$ 0
Preferred stock, issued shares	2	2	2
Preferred stock, outstanding shares	2	2	2
Common stock Class A, par value	$ 0	$ 0	$ 0
Common stock Class A, issued shares	719,110,271	708,068,385	673,974,429
Common stock Class A, outstanding shares	719,110,271	708,068,385	673,974,429
Common stock Class B, par value	$ 0	$ 0	$ 0
Common stock Class B, issued shares	0	0	0
Common stock Class B, outstanding shares	0	0	0
Common Stock Issuable, Shares	1,122,311	1,122,311	1,122,311